Share-based compensation - Restricted share units (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 03, 2021 EquityInstruments	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($) EquityInstruments class $ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares
IPO
share-based compensation
Share split ratio	4.5
Restricted share units
share-based compensation
Number of classes of awards | class			2
Income tax benefit arising from share based compensation | $			$ 7.3		$ 2.9		$ 1.3
Phantom restricted share units
share-based compensation
Vesting period			30 months
Phantom restricted share units - US$ denominated
Number of restricted share units - Non-vested
Outstanding, beginning of year			763,168		735,970		419,260
Granted			357,966		465,430		356,337
Forfeited			(55,836)		(72,472)		(39,627)
Vested			(348,435)		(365,760)
Outstanding, end of year			716,863		763,168		735,970
Number of restricted share units - Vested
Vested			348,435		365,760
Settled in cash			(348,435)		(365,760)
Grant-date fair value
Outstanding, beginning of year | $ / shares			$ 6.23		$ 5.88		$ 5.52
Granted | $ / shares			11.11		6.18		6.30
Forfeited | $ / shares			6.21		5.91		5.75
Vested | $ / shares			6.30		5.52
Settled in cash | $ / shares			6.30		5.52
Outstanding, end of year | $ / shares			$ 8.55		$ 6.23		$ 5.88
Phantom restricted share units - Canadian $ denominated
Number of restricted share units - Vested
Outstanding, beginning of year					145,345		145,345
Settled in cash					(145,345)
Outstanding, end of year							145,345
Grant-date fair value
Outstanding, beginning of year | $ / shares		$ 4.75		$ 4.75		$ 4.75
Outstanding, end of year | $ / shares				$ 4.75		$ 4.75
Phantom performance restricted share units
share-based compensation
Vesting period			30 months
Number of restricted share units - Non-vested
Outstanding, beginning of year			1,338,565		1,720,345		1,223,887
Granted					426,433		496,458
Forfeited			(37,826)		(11,250)
Vested			(633,960)		(796,963)
Outstanding, end of year			666,779		1,338,565		1,720,345
Number of restricted share units - Vested
Vested			(633,960)		(796,963)
Settled in cash			(633,960)		(796,963)
Grant-date fair value
Outstanding, beginning of year | $ / shares			$ 6.96		$ 5.61		$ 5.41
Granted | $ / shares					8.46		6.14
Forfeited | $ / shares			8.46		6.18
Vested | $ / shares			6.23		4.87
Settled in cash | $ / shares			6.23		4.87
Outstanding, end of year | $ / shares			$ 7.23		$ 6.96		$ 5.61
Phantom performance restricted share units | Minimum
share-based compensation
Variable payout (as a percent)		0.00%	0.00%
Phantom performance restricted share units | Maximum
share-based compensation
Variable payout (as a percent)		100.00%	100.00%
Common Share | Restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares			1
Common Share | Phantom restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares			1
Common Share | Phantom performance restricted share units
share-based compensation
Nominal value (in number of equity shares) | shares			1